UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07154

Cohen & Steers Total Return Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 28, 2013 (Unaudited)*

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 82.8%
DIVERSIFIED 8.0%
American Assets Trust	33,170	$1,061,772
Colony Financial	56,185	1,247,307
Duke Realty Corp.	103,200	1,752,336
Forest City Enterprises, Class A(a)	42,400	753,448
Societe Fonciere Lyonnaise SA (France)	14,100	713,927
Vornado Realty Trust	47,960	4,011,374
WP Carey	15,602	1,051,575
		10,591,739
HEALTH CARE 10.3%
Aviv REIT(a)	6,900	166,014
Emeritus Corp.(a)	27,096	752,998
HCP	87,885	4,381,946
Healthcare Trust of America, Class A	57,538	676,072
Omega Healthcare Investors	25,492	773,937
Ventas	92,336	6,758,995
		13,509,962
HOTEL 6.7%
Chesapeake Lodging Trust	27,900	640,026
Hersha Hospitality Trust	204,107	1,191,985
Host Hotels & Resorts	53,643	938,216
Hyatt Hotels Corp., Class A(a)	22,442	970,167
Pebblebrook Hotel Trust	39,800	1,026,442
RLJ Lodging Trust	47,100	1,071,996
Starwood Hotels & Resorts Worldwide	14,700	936,831
Strategic Hotels & Resorts Worldwide(a)	145,788	1,217,330
Sunstone Hotel Investors(a)	67,851	835,246
		8,828,239
INDUSTRIALS 6.5%
DCT Industrial Trust	135,853	1,005,312
First Industrial Realty Trust	30,442	521,471
Prologis	153,253	6,127,055
STAG Industrial	23,703	504,163
Terreno Realty Corp.	25,449	457,573
		8,615,574
MORTGAGE 0.6%
Gramercy Capital Corp.(a)	149,900	780,979

	Number of Shares	Value
OFFICE 11.2%
Boston Properties	23,117	$2,336,204
Brandywine Realty Trust	54,100	803,385
Corporate Office Properties Trust	45,030	1,201,400
Douglas Emmett	63,416	1,580,961
Highwoods Properties	38,600	1,527,402
Hudson Pacific Properties	60,154	1,308,349
Kilroy Realty Corp.	13,659	715,732
Mack-Cali Realty Corp.	36,047	1,031,305
Parkway Properties	60,000	1,113,000
SL Green Realty Corp.	35,565	3,062,502
		14,680,240
OFFICE/INDUSTRIAL 0.7%
PS Business Parks	11,803	931,493

RESIDENTIAL 11.8%
APARTMENT 10.7%
Apartment Investment & Management Co.	73,244	2,245,661
AvalonBay Communities	10,178	1,289,247
Colonial Properties Trust	71,600	1,618,876
Education Realty Trust	88,988	937,044
Equity Residential	86,541	4,764,948
Essex Property Trust	8,300	1,249,814
Mid-America Apartment Communities	9,754	673,611
UDR	54,084	1,308,292
		14,087,493
MANUFACTURED HOME 1.1%
Sun Communities	13,041	643,312
TRI Pointe Homes(a)	36,798	741,480
		1,384,792
TOTAL RESIDENTIAL		15,472,285

SELF STORAGE 5.3%
CubeSmart	62,500	987,500
Extra Space Storage	33,900	1,331,253
Public Storage	22,020	3,354,086
Sovran Self Storage	20,583	1,327,398
		7,000,237

	Number of Shares	Value
SHOPPING CENTERS 19.6%
COMMUNITY CENTER 7.6%
Acadia Realty Trust	23,598	$655,317
Cedar Realty Trust	85,403	521,812
DDR Corp.	99,900	1,740,258
Kimco Realty Corp.	105,941	2,373,078
Ramco-Gershenson Properties Trust	52,786	886,805
Regency Centers Corp.	47,638	2,520,527
Tanger Factory Outlet Centers	36,861	1,333,631
		10,031,428
FREE STANDING 0.8%
National Retail Properties	29,100	1,052,547

REGIONAL MALL 11.2%
General Growth Properties	106,479	2,116,802
Glimcher Realty Trust	141,700	1,643,720
Simon Property Group	69,557	11,028,958
		14,789,480
TOTAL SHOPPING CENTERS		25,873,455

SPECIALTY 2.1%
Digital Realty Trust	38,720	2,590,755
DuPont Fabros Technology	7,204	174,841
		2,765,596
TOTAL COMMON STOCK (Identified cost—$76,046,726)		109,049,799

PREFERRED SECURITIES—$25 PAR VALUE 13.8%
BANKS 0.6%
Ally Financial, 7.375%, due 12/16/44	30,000	756,600

BANKS—FOREIGN 0.3%
National Westminster Bank PLC, 7.76%, Series C (United Kingdom)	13,358	342,232

INSURANCE—MULTI-LINE—FOREIGN 0.3%
ING Groep N.V., 7.375% (Netherlands)	15,000	381,000

REAL ESTATE 12.6%
DIVERSIFIED 4.4%
Capital Lease Funding, 8.125%, Series A	15,358	392,090
Colony Financial, 8.50%, Series A	20,000	538,200
Cousins Properties, 7.75%, Series A	26,725	685,229

	Number of Shares	Value
DuPont Fabros Technology, 7.875%, Series A	20,000	$538,600
DuPont Fabros Technology, 7.625%, Series B	20,000	539,800
EPR Properties, 9.00%, Series E (Convertible)	20,000	648,800
Forest City Enterprises, 7.375%, due 2/1/34	38,000	966,340
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)	22,800	1,121,304
Lexington Realty Trust, 7.55%, Series D	16,500	413,820
		5,844,183
HOTEL 2.9%
Ashford Hospitality Trust, 9.00%, Series E	27,083	747,762
Chesapeake Lodging Trust, 7.75%, Series A	20,000	556,800
Hersha Hospitality Trust, 8.00%, Series B	25,000	657,000
Hospitality Properties Trust, 7.125%, Series D	10,000	268,900
Pebblebrook Hotel Trust, 7.875%, Series A	35,000	938,525
Strategic Hotels & Resorts, 8.25%, Series B	374	9,241
Sunstone Hotel Investors, 8.00%, Series D	25,000	667,000
		3,845,228
INDUSTRIALS 0.7%
First Potomac Realty Trust, 7.75%, Series A	15,000	390,000
Monmouth Real Estate Investment Corp., 7.875%, Series B(b)	20,000	529,200
		919,200
MORTGAGE 0.5%
Gramercy Capital Corp., 8.125%, Series A	20,157	669,011

OFFICE 0.2%
Hudson Pacific Properties, 8.375%, Series B	8,500	228,438

RESIDENTIAL 0.8%
APARTMENT 0.4%
Alexandria Real Estate Equities, 7.00%, Series D	19,000	522,500

MANUFACTURED HOME 0.4%
Equity Lifestyle Properties, 6.75%, Series C	19,060	493,273
TOTAL RESIDENTIAL		1,015,773

SHOPPING CENTERS 3.1%
COMMUNITY CENTER 1.7%
Cedar Realty Trust, 7.25%, Series B	20,000	503,000
DDR Corp., 7.375%, Series H	19,900	501,878
DDR Corp., 6.50%, Series J	25,200	637,308
Kite Realty Group Trust, 8.25%, Series A	10,000	259,400

	Number of Shares	Value
Ramco-Gershenson Properties Trust, 7.25%, Series D ($50 Par Value)(Convertible)	5,000	$313,125
		2,214,711
REGIONAL MALL 1.4%
CBL & Associates Properties, 7.375%, Series D	49,998	1,265,949
Pennsylvania REIT, 8.25%, Series A	25,000	664,250
		1,930,199
TOTAL SHOPPING CENTERS		4,144,910
TOTAL REAL ESTATE		16,666,743
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$15,570,201)		18,146,575

PREFERRED SECURITIES—CAPITAL SECURITIES 0.7%
BANKS 0.5%
Farm Credit Bank of Texas, 10.00%, due 12/15/20, Series I	500	635,937

BANKS—FOREIGN 0.2%
Barclays Bank PLC, 7.625%, due 11/21/22 (United Kingdom)	250,000	247,188
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$750,000)		883,125

	Principal Amount
CORPORATE BONDS 1.6%
INSURANCE—PROPERTY CASUALTY 0.3%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(c)	$375,000	414,211

INTEGRATED TELECOMMUNICATIONS SERVICES 0.4%
CenturyLink, 7.65%, due 3/15/42	500,000	484,497

REAL ESTATE—SHOPPING CENTERS 0.9%
BR Malls International Finance Ltd., 8.50%, due 1/29/49, 144A (Brazil)(b),(c)	500,000	553,125
General Shopping Finance Ltd., 10.00%, due 11/29/49, 144A (Cayman Islands)(b),(c)	620,000	627,764
		1,180,889
TOTAL CORPORATE BONDS (Identified cost—$1,964,532)		2,079,597

		Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS 0.5%
Commercial Mortgage Trust, due 11/15/45, Series 2012-CR3, Class E 144A (FRN)(b),(c)		$700,000	$671,893
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Identified cost—$612,511)			671,893

		Number of Shares
SHORT-TERM INVESTMENTS 0.7%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(d)		500,000	500,000
Federated Government Obligations Fund, 0.01%(d)		500,000	500,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,000,000)			1,000,000

TOTAL INVESTMENTS (Identified cost—$95,943,970)	100.1%		131,830,989

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)		(120,209)

NET ASSETS (Equivalent to $13.75 per share based on 9,576,239 shares of common stock outstanding)	100.0%		$131,710,780

Glossary of Portfolio Abbreviations

FRN	Floating Rate Note
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

*                 March 28, 2013 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Financial Statements.

(a)         Non-income producing security.

(b)         Illiquid security. Aggregate holdings equal 1.8% of the net assets of the Fund.

(c)          Resale is restricted to qualified institutional investors. Aggregate holdings equal 1.7% of the net assets of the Fund, of which 1.4% are illiquid.

(d)         Rate quoted represents the seven-day yield of the fund.

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Quarterly Period

Since March 28, 2013 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 28, 2013, there were $713,927 of securities transferred between Level 1 and Level 2, which resulted from not utilizing foreign equity fair value pricing procedures by the Fund as of March 28, 2013.

The following is a summary of the inputs used as of March 28, 2013 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)(a)
Common Stock	$109,049,799	$109,049,799	$—	$—
Preferred Securities - $25 Par Value	18,146,575	18,146,575	—	—
Preferred Securities - Capital Securities - Banks	635,937	—	—	635,937	(b)
Preferred Securities - Capital Securities - Other Industries	247,188	—	247,188	—
Corporate Bonds - Real Estate - Shopping Centers	1,180,889	—	—	1,180,889	(c)
Corporate Bonds - Other Industries	898,708	—	898,708	—
Collateralized Mortgage Obligations	671,893	—	671,893	—
Money Market Funds	1,000,000	—	1,000,000	—
Total Investments(d)	$131,830,989	$127,196,374	$2,817,789	$1,816,826

(a) Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing third party pricing information without adjustment. Such valuations are based on significant unobservable inputs. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(b) Valued by a pricing service which utilized independent broker quotes.

(c) Deemed illiquid and valued by a pricing service which utilized independent broker quotes.

(d) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Preferred Securities - Capital Securities - Banks	Corporate Bonds - Real Estate - Shopping Centers
Balance as of December 31, 2012	$1,785,406	$624,219	$1,161,187
Change in unrealized appreciation	31,420	11,718	19,702
Balance as of March 28, 2013	$1,816,826	$635,937	$1,180,889

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The change in unrealized appreciation/(depreciation) attributable to securities owned on March 28, 2013 which were valued using significant unobservable inputs (Level 3) amounted to $31,420.

Note 3. Derivative Instruments

Options:  The Fund writes covered call options on securities and may write put or call options on an index and put options on securities with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Transactions in written options during the three months ended March 28, 2013, were as follows:

	Number of Contracts	Premium
Options outstanding at December 31, 2012	—	$—
Options written	246	9,820
Options expired	(246)	(9,820)
Options outstanding at March 28, 2013	—	$—

Note 4. Income Tax Information

As of March 28, 2013, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$95,943,970
Gross unrealized appreciation	$35,927,010
Gross unrealized depreciation	(39,991)
Net unrealized appreciation	$35,887,019

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 28, 2013